Note 5 - Notes Payable (Details Textual) - USD ($)		3 Months Ended		12 Months Ended
	Feb. 28, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 27, 2018
Proceeds from Notes Payable, Total					$ 300,000
Interest Expense, Total		$ 1,142	$ 1,128	4,495	2,590
Term Notes [Member]
Debt Instrument, Face Amount						$ 250,000
Senior Notes [Member]
Debt Instrument, Term (Year)	5 years
Proceeds from Notes Payable, Total	$ 50,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months				12,500
Long-term Debt, Maturities, Repayments of Principal in Year Four		2,252		2,243
Interest Expense, Total		$ 485	$ 621	$ 2,097	$ 2,083